Related party transactions (Detail)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Related party transactions [abstract]
Short-term employee benefits	€ 2,334,000	€ 2,190,000	€ 2,693,000
Post-employment benefits	80,000	80,000	116,000
Termination benefits	0	0	0
Total	€ 2,414,000	€ 2,270,000	€ 2,809,000
Warrants granted	0	0	199,500
Warrants outstanding	557,935	573,980	790,752